Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Minimum Future Payments Under Operating Leases
Minimum future payments under operating leases that have initial or remaining noncancelable terms in excess of one year are as follows:

	2019	2020	2021	2022	2023	After 2023
AmeriGas Propane	$72.1	$65.7	$58.0	$50.1	$45.8	$105.5
UGI Utilities	2.2	1.1	0.8	0.7	0.4	0.1
UGI International	11.3	8.8	6.2	5.0	4.6	5.8
Other	2.4	2.2	1.2	0.8	0.7	1.2
Total	$88.0	$77.8	$66.2	$56.6	$51.5	$112.6